Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Long Term Debt
Summary of long term debt

		December 31,
	Maturity Date	2017	2018
Pacific Western Bank notes - LSA		$9,069,463	$—
Pacific Western Bank note - A&R LSA	October 25, 2022	—	10,802,355
UNC Promissory Note	December 31, 2018	2,257,684	—
Convertible notes, net of discounts	December 31, 2018	9,837,984	—
CSC build-to-suit equipment financing, net of discount	February 28, 2021	—	1,142,194
Less current portion		(15,608,349)	(316,906)
Long-term debt, less current portion		$5,556,782	$11,627,643

Summary of changes in the values of the warrant liabilities

	For the Year ended December 31,
	2017	2018
Fair value, beginning of period	$—	$2,462,859
Issuance of warrants	4,474,122	—
Change in fair value	(2,011,263)	(277,715)
Transfer to additional paid-in capital	—	(2,185,144)
Fair value, end of period	$2,462,859	$—

Summary of changes in the values of the derivative liabilities

	For the Year ended December 31,
	2017	2018
Fair value, beginning of period	$—	$—
Issuance of derivatives	9,872,990	—
Change in fair value	(9,872,990)	—
Fair value, end of period	$—	$—

Scheduled annual maturities of long-term debt

Scheduled annual maturities of long-term debt as of December 31, 2018 are as follows:

Year ending December 31:
2019	$416,989
2020	4,483,486
2021	4,410,660
Thereafter	3,000,000
Total	12,311,135
Less: Unamortized discount	(326,246)
Less: Unamortized debt issuance costs	(40,340)
Less: Current portion of long-term debt	(316,906)
$11,627,643